Note 15 - Retirement and Pension Plans (Detail) - Summary of Funded Status of the Plan (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated benefit obligation	$ (900)	$ (787)
Project benefit obligation	(1,220)	(1,074)	(1,047)
Plan assets at fair value	512	446	368
Funded status of the plan	$ (708)	$ (628)